OTHER OPERATING INCOME AND EXPENSES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Operating Income And Expenses
Receivables by indemnity	R$ 10,588	R$ 13,646	R$ 245,945
Rentals and leases	17,178	11,688	9,096
Dividends received	832	26,600	1,197
PIS, COFINS and INSS to compensate		236,000	120,452
Contractual fines	11,863	1,468	4,783
Updated shares – Fair value through profit or loss (note 14)	(95,620)	109,254	12,579
Net gain in shares sale (note 10.d)		2,472,497
Other revenues	308,392	87,219	32,747
Total Other operating income	253,233	2,958,372	482,494
Other operating expenses
Taxes and fees	(372,897)	(109,693)	(46,338)
Expenses/reversal with environmental liabilities, net	(10,145)	(8,789)	16,151
Write-off/(Provision) of judicial lawsuits	(209,396)	(25,063)	(130,869)
Depreciation and amortization (note 26)	(77,386)	(97,725)	(95,270)
Reversal/(Write-off) of estimated losses on property, plant and equipment, intangible assets and PPI, net of reversal (notes 10.f, 11 and 12)	24,133	(112,886)	(13,130)
Reversal of Impairment Fair Value Transnordestina	387,989
Estimated (Loss)/reversal in inventories	(226,942)	(138,779)	(179,012)
Idleness in stocks and paralyzed equipment	(122,031)	(37,609)	(303,975)
Studies and project engineering expenses	(58,443)	(77,059)	(27,137)
Research and development expenses	(461)	(355)	(620)
Healthcare plan expenses	(24,158)	(31,989)	(117,193)
Cash flow hedge accounting realized (note 14)	(1,478,589)	(553,018)	(1,951,035)
Actuarial pension plan	(59,693)	(48,068)
Other expenses	(679,836)	(474,999)	(421,628)
Total Other operating expenses	(2,907,855)	(1,716,032)	(3,270,056)
Other operating income (expenses), net	(2,654,622)	R$ 1,242,340	R$ (2,787,562)
Undisputed amount	134,611
Effect of cash flow hedge	1,393,034
Foreign exchange cash flow hedge	R$ 85,555